Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts

As at December 31, 2014, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign	Fair Value / Carrying Amount of Asset/(Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2015	2016
	(thousands)	Non-hedge	Rate(1)	(in thousands of U.S. Dollars)
Norwegian Kroner	558,500	(11,268)	6.50	55,193	30,807

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at December 31, 2014, the Partnership was committed to the following cross currency swaps:

Principal	Principal	Floating Rate Receivable			Fair Value /	Remaining Term (years)
Amount NOK	Amount USD	Reference Rate	Margin	Fixed Rate Payable	Asset (Liability)
600,000	101,351	NIBOR	5.75%	7.49%	(24,731)	2.1
500,000	89,710	NIBOR	4.00%	4.80%	(23,843)	1.1
800,000	143,536	NIBOR	4.75%	5.93%	(38,898)	3.1
1,000,000	162,200	NIBOR	4.25%	6.28%	(33,031)	4.1

					(120,503)

Interest Rate Swap Agreements

As at December 31, 2014, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	800,000	(161,830)	8.1	4.7
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	772,831	(46,023)	5.7	2.5
U.S. Dollar-denominated interest rate swaps(4)	LIBOR	180,000	(8,635)	0.1	3.4

		1,752,831	(216,488)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2014, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)

The interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in early-2015 whereby the swap will be settled based on its fair value at that time.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts Receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
	$	$	$	$	$	$
As at December 31, 2014
Foreign currency contracts	—	—	—	—	(8,490)	(2,778)
Cross currency swap	—	—	—	(1,105)	(6,496)	(112,902)
Interest rate swaps	—	—	4,660	(8,742)	(70,332)	(142,074)

	—	—	4,660	(9,847)	(85,318)	(257,754)

As at December 31, 2013
Foreign currency contracts	—	213	4	—	(976)	(83)
Cross currency swap	12	287	—	—	(311)	(25,421)
Interest rate swaps	—	—	10,319	(9,174)	(46,657)	(95,631)

	12	500	10,323	(9,174)	(47,944)	(121,135)

Effect of (Losses) Gains on Derivatives

The effect of the (losses) gains on these derivatives on the consolidated statements of income for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$
Realized (losses) gains relating to:
Interest rate swap termination	—	(31,798)	—
Interest rate swaps	(55,588)	(63,050)	(58,596)
Foreign currency forward contracts	(1,912)	(824)	2,969

	(57,500)	(95,672)	(55,627)

Unrealized (losses) gains relating to:
Interest rate swaps	(75,777)	133,488	26,100
Foreign currency forward contracts	(10,426)	(2,996)	3,178

	(86,203)	130,492	29,278

Total realized and unrealized (losses) gains on derivative instruments	(143,703)	34,820	(26,349)

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income

The effect of the (loss) gain on cross currency swaps on the consolidated statements of income for the years ended 2014, 2013 and 2012 is as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$
Realized gain on partial termination of cross-currency swap	—	6,800	—
Realized (losses) gains	(1,992)	1,563	2,992
Unrealized (losses) gains	(93,953)	(38,596)	10,700

Total realized and unrealized (losses) gains on cross currency swaps	(95,945)	(30,233)	13,692